Equity	12 Months Ended
Dec. 31, 2017
Equity:
Equity
(24)	Equity

Common and preferred stock

On November 5, 2013, the Company issued 12,500,000 American Depository Shares, or ADSs, each representing 8 preferred shares. Net proceeds from this offering amounted to approximately $183,553 million (net of issuance costs amounting to $3,956). Preferred stock has no voting rights and cannot be converted to common stock. Holders of the preferred shares and ADSs are entitled to receive a minimum dividend to be paid preferentially over holders of common shares, so long as dividends have been declared by our shareholders at their annual meeting. If no dividends are declared, none of the Company’s shareholders will be entitled to any dividends. If dividends are declared and the Company’s annual distributable profits are sufficient to pay a dividend per share of at least COP 50 per share to all the Company’s holders of preferred and common shares, such profits will be paid equally with respect to the Company’s preferred and common shares. However, if the Company’s annual distributable profits are insufficient to pay a dividend of at least COP 50 per share to all our holders of preferred and common shares, a minimum preferred dividend of COP 50 per share will be distributed pro rata to the holders of the Company’s preferred shares, and any excess above such minimum preferred dividend will be distributed solely to holders of our common shares.

In connection with that offering, the common shareholders (“selling shareholders”) converted 75,599,997 common shares to preferred shares, representing 14,734,910 ADSs. As a consequence, the number of common shares was reduced to 665,800,003; the number of preferred shares increased in 75,599,997 to 331,187,285 preferred shares. The Company did not receive any of the net proceeds from the sale of ADS by the selling shareholders.

As of December 31, 2013, the Company purchased 197,141 of its outstanding preferred shares, for this reason, outstanding preferred stock was decreased by $25 and additional paid–in capital on preferred stock was decreased by $452.

On November 28, 2014, the common shareholders (“selling shareholders”) converted 5,000,000 common shares to preferred shares. As a consequence, the number of common shares was reduced to 660,800,003 and the number of preferred shares increased in 5,000,000 to 336,187,285 preferred shares.

The following is a summary of authorized, issued and paid shares:

	December 31, 2017	December 31, 2016
Authorized shares	4,000,000,000	4,000,000,000
Issued and paid common stock	660,800,003	660,800,003
Issued and paid preferred stock	336,187,285	336,187,285

Sale of minority shareholding

In August 2015 Avianca Holdings S.A. and Advent International (“Advent”), one of the largest and most experienced global private equity investors, signed a definitive agreement pursuant to which Advent acquired 3,000 common shares of LifeMiles B.V., representing a 30% minority shareholding interest in LifeMiles Corp. In connection with this transaction the Company recognized a total amount of $301,389 recorded directly to equity, net of related transaction costs.

Other Comprehensive Income (“OCI”) Reserves

The movement of the other comprehensive income as of December 31, 2017 and 2016 is as follows:

				Income tax reserves relating to (4)
	Hedging reserves (1)	Fair value reserves (2)	Reserves relating to actuarial gains and losses (3)	Hedging reserves	Fair value reserves	Reserve relating to actuarial gains and losses	Revaluation of administrative property (5)	Total OCI reserves
As of December 31, 2016	$122	$(245)	$(31,753)	$(3,558)	$3	$15,143	$27,365	$7,077
Other comprehensive income for the period	6,385	19	(33,385)	3,558	—	(15,018)	31,017	(7,424)

As of December 31, 2017	$6,507	$(226)	$(65,138)	$—	$3	$125	$58,382	$(347)

				Income tax reserves relating to (4)
	Hedging reserves (1)	Fair value reserves (2)	Reserves relating to actuarial gains and losses (3)	Hedging reserves	Fair value reserves	Reserve relating to actuarial gains and losses	Revaluation of administrative property (5)	Total OCI reserves
As of December 31, 2015	$(21,590)	$—	$(35,847)	$—	$3	$10,854	$18,394	$(28,186)
Other Comprehensive income for the period	21,712	(245)	4,094	(3,558)	—	4,289	8,971	35,263

As of December 31, 2017	$122	$(245)	$(31,753)	$(3,558)	$3	$15,143	$27,365	$7,077

(1)	Hedging Reserves

The hedging reserve comprises the effective portion of the cumulative net change in the fair value of hedging instruments used in cash flow hedges pending subsequent recognition of the hedged cash flows (See Note 26).

(2)	Fair value reserves

The fair value reserve comprises the cumulative net change in the fair value of available–for–sale financial assets until the assets are derecognized or impaired.

(3)	Reserve relating to actuarial gains and losses

It comprises actuarial gains or losses on defined benefit plans and post–retirement medical benefits recognized in other comprehensive income.

(4)	Income tax on other comprehensive income

Whenever an item of other comprehensive income gives rise to a temporary difference, a deferred income tax asset or liability is recognized directly in other comprehensive income

(5)	Revaluation of administrative property

Revaluation of administrative property is related to the revaluation of administrative buildings and property in Colombia, Costa Rica, and El Salvador. The revaluation reserve is adjusted for increases or decreases in fair values of such property.

The following provides an analysis of items presented net in the statement of profit or loss and other comprehensive income which have been subject to reclassification, without considering items remaining in OCI which are never reclassified to profit of loss:

	2017	2016
Cash flow hedges:
Reclassification during the year to profit or loss	$10,309	$34,882
Effective valuation of cash flow hedged	(3,924)	(13,170)

	$6,385	$21,712
Fair value reserves:
Valuations of available–for–sale investments	$19	$(245)

	$19	$(245)

Income tax on other comprehensive income:
Reclassification during the year to profit or loss (1)	$—	$(12,801)
Temporary differences within OCI		9,243

	$—	$(3,558)

(1)	Deferred income tax assets resulting from temporary differences affecting the ORI were valued according to paragraph 34 and 35 of IAS 12, taking into account that future losses are presented that do not allow the recoverability of the deferred tax.

Dividends

The following dividends were paid by the Company during the years ended December 31, 2017 y 2016:

	December 31, 2017	December 31, 2016
Dividend - Ordinary shared	$16,942	$—
Dividend - Preferred shared	8,730	5,723

Total	$25,672	$5,723

The Board of Directors of Avianca Holdings S.A. At the ordinary meeting of the General Shareholders’ Meeting on March 31, 2017, he agreed on the profit distribution project for 2016 as a dividend; the shareholders holding shares of the Company were paid COP $77 per share. Dividends decreed were paid in two equal installments of COP $38.5 per share, July 31 and September 30, 2017.

The preferred dividends of $5,723 (COP $50 per share) were declared in March 2016, and were paid in four equal installments of COP $12.5 per preferred share. The installments were paid on April 1, July 1, October 7, and December 16, 2016, based on the retained earnings as of December 2015.

During 2017, dividends related to the minority participation of Lifemiles Ltd were declared and paid in the amount of $127,001. According to the availability of cash and based on the liquidity and dividend distribution policy, a total of $39,750 was paid during the months of March, May, August and October of 2017 and on August 22, 2017 extraordinary dividends were paid for an amount of $87,251. Additionally, it was declared and paid to the minority stake of Aerotaxis La Costeña S.A $3,000 in the month of December.

During 2016, dividends related to the minority interest of Lifemiles Ltd were declared and paid in the amount of $26,100. These dividends were distributed as follows: $6,600 based on 2015 earnings and $19,500 of anticipated dividends related to the current period. Additionally, as of December 16, 2015 dividends were paid corresponding to the minority interest of LifeMiles Ltd for an amount of $3,750.